Unaudited Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 413,922	$ 57,781	¥ 448,839
Cost of revenues:
Total cost of revenues	(401,680)	(56,073)	(431,311)
Gross profit	12,242	1,708	17,528
Operating expenses
Selling and marketing expenses	(21,850)	(3,050)	(4,934)
General and administrative expenses	(20,398)	(2,847)	(5,833)
Research and development expenses	(11,593)	(1,618)	(2,388)
Total operating expenses	(53,841)	(7,515)	(13,155)
Operating profit (loss)	(41,599)	(5,807)	4,373
Other income (loss), net
Financial expenses, net	(354)	(49)	(298)
Other income (loss), net	(400)	(56)	720
Total other income (loss), net	(754)	(105)	422
Income (loss) before income tax expenses	(42,353)	(5,912)	4,795
Income tax expenses	(1,302)	(182)	(2,612)
Net income (loss)	(43,655)	(6,094)	2,183
Deemed distribution			(2,146)
Less: net income (loss) attributable to non-controlling interests	(386)	(54)	648
Net loss attributable to the Company’s ordinary shareholders	(43,269)	(6,040)	(611)
Total comprehensive income (loss)	(43,655)	(6,094)	37
Less: total comprehensive income (loss) attributable to non-controlling interests	(386)	(54)	648
Comprehensive loss attributable to the Company	¥ (43,269)	$ (6,040)	¥ (611)
Net loss per share - Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.29)	$ (0.04)	¥ 0
Net loss per share - Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.29)	$ (0.04)	¥ 0
Weighted average shares outstanding used in calculating basic loss per share (in Shares)	151,390,276	151,390,276	146,127,249
Weighted average shares outstanding used in calculating diluted loss per share (in Shares)	151,390,276	151,390,276	146,127,249
Services-Third Parties
Revenues:
Total revenues	¥ 357,262	$ 49,872	¥ 303,465
Cost of revenues:
Total cost of revenues	(344,963)	(48,155)	(289,744)
Sales of Products-Third Parties
Revenues:
Total revenues	56,660	7,909	145,374
Cost of revenues:
Total cost of revenues	¥ (56,717)	$ (7,918)	¥ (141,567)